SEMIANNUAL REPORT JUNE 30, 2000

Prudential
Total Return Bond Fund, Inc.

Fund Type Bond
Objective Total Return

(GRAPHIC)

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

Investment Goals and Style
The Prudential Total Return Bond Fund, Inc. (formerly the
Prudential Diversified Bond Fund, Inc.) seeks total return through a mix of current income and capital appreciation as determined by the Fund's investment adviser. This means we allocate assets primarily among debt securities, including U.S. government securities, mortgage-related securities, corporate debt securities, and foreign securities. The Fund may invest up to 50% of its total assets in noninvestment-grade securities having a rating not lower than CCC-also known as high-yield or "junk" bonds. There can be no assurance that the Fund will achieve its investment objective.

Geographic/Currency Concentration
Expressed as a percentage of total investments as of 6/30/00
71.7%  U.S. Corporate Bonds
 9.7   Foreign Gov't Securities
 7.9   Foreign Corporate Bonds
 4.5   U.S. Gov't Securities
 3.3   Asset-Backed Securities
 2.9   Cash Equivalents

Credit Quality
Expressed as a percentage of total investments as of 6/30/00
 4.8%  U.S. Government & Agency
 4.1   AAA
 4.1   AA
16.2   A
49.0   BBB
12.9   BB
 7.4   B
1.5    Cash & Equivalents

Ten Largest Issuers
Expressed as a percentage of net assets as of 6/30/00
 4.5%  Republic of Germany
 2.5   United States Treasury Bonds
 2.4   ERP Operating L.P.
 2.3   United Mexican States
 2.2   Niagara Mohawk Power Corp.
 2.1   News America, Inc.
 2.0   HSBC Capital Funding, Inc.
 2.0   LCI International, Inc.
 2.0   United States Treasury Notes
 1.9   United Airlines, Inc.

                               www.prudential.com (800) 225-1852
Performance at a Glance

Cumulative Total Returns1           As of 6/30/00
                       Six          One          Five              Since
                      Months        Year         Years           Inception2
Class A                2.17%    3.58% (3.49)  31.80% (30.65)   46.92% (45.34)
Class B                1.92     3.06  (2.97)  28.11  (26.94)    42.35 (40.83)
Class C                1.92     3.06  (2.97)  28.11  (26.92)    42.36 (40.80)
Class Z                2.28     3.84  (3.74)       N/A          22.64 (21.80)
Lipper General Bond
Fund Avg.3             2.25     3.72              37.21             ***

Average Annual Total Returns1            As of 6/30/00
                  One                 Five               Since
                  Year                Years            Inception2
Class A      -0.57% (-0.65)       4.82% (4.63)        6.45% (6.28)
Class B      -1.95  (-2.03)       4.91  (4.72)        6.50  (6.32)
Class C       1.02  (0.94)        4.86  (4.67)        6.44  (6.26)
Class Z       3.83  (3.74)            N/A             5.53  (5.35)

Distributions and Yields               As of 6/30/00
                       Total Distributions              30-Day
                       Paid for Six Months             SEC Yield
Class A                      $0.40                       6.92%
Class B                      $0.37                       6.71
Class C                      $0.37                       6.64
Class Z                      $0.42                       7.46

Past performance is not indicative of future results.
Principal and investment return will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Foreign investing is subject to certain risks such as currency fluctuation and social and political changes.

1 Source: Prudential Investments Fund Management LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 4% for Class
A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and
1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.
Without waiver of management fees and/or expense subsidization, the Fund's cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, B, and C, 1/10/95; Class Z,
9/16/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, and five-year periods in the General Bond Fund category. The Lipper average is unmanaged. General Bond funds do not have any quality or maturity restrictions, and they intend to keep the bulk of their assets in corporate and government debt issues.

***Lipper Since Inception returns are 53.84% for Class A,
B, and C, and 25.35% for Class Z, based on all funds in each share class.

(LOGO)         August 14, 2000

Dear Shareholder,
Earlier in the year, shareholders voted to change the name of the Prudential Diversified Bond Fund to the Prudential Total Return Bond Fund. In addition, the
Fund's investment objective became total return (instead of only high current income) consistent with an appropriate balance between risk and reward. This change is intended to allow the Fund to take advantage of capital appreciation opportunities.

Two adjustments were also made to the Fund's investment parameters: (1) the Fund may now invest up to 50% of its total assets in "junk" bonds, up from 35% previously, and
(2) the Fund may now invest up to 35% of its total assets in asset-backed securities, up from 25% previously. While these changes subject the Fund to greater risks, the increased flexibility should help the Fund achieve its total return objective.

The Fund provided modest positive returns for the six months ended June 30, 2000, as did its benchmark Lipper
Average. The returns largely reflect a mixed performance by the corporate bond market, which sold off for much of the period then rallied solidly in June. Prices of corporate bonds improved in June as many investors hoped the Federal Reserve was almost finished increasing short-term interest rates to rein in U.S. economic growth.

Sincerely,

John R. Strangfeld, President
Prudential Total Return Bond Fund, Inc.

Prudential Total Return Bond Fund, Inc.

       Semiannual Report      June 30, 2000

Investment Adviser's Report

The first half of 2000 proved to be a challenging period for U.S. fixed-income markets. The Federal Reserve raised short-term interest rates a quarter of a percentage point in February and in March, and half a percentage point-its largest increase in more than five years-in May.
Tightening monetary policy also drove up rates on loans to consumers and businesses, which the Fed hoped would curb economic activity and help check inflationary pressures.

As the Fed repeatedly increased short-term rates, investors required higher yields on nongovernment bonds, which forced their prices lower. Bond prices did not begin to rally in earnest until June 2000, when data indicating that the U.S. economy was headed for a "soft landing" fueled hope that the Fed might be nearly finished with its current round of tightening.

Solid performance by longer-term
U.S. Treasury securities
While the Fed was implementing its changes in monetary policy, the U.S. Treasury Department began to buy back up to $30 billion of mostly longer-term Treasury securities and to reduce issuance of its securities. Growing federal budget surpluses have lowered the government's borrowing needs and allowed it to pay off some of its publicly held debt. The prospect of a decreasing supply of longer-term
Treasuries sent investors rushing to buy these securities. As a result, their prices generally rallied
(and yields fell) during the six months, despite the three Fed rate hikes.

Under these market conditions, the Treasury market outperformed all other U.S. fixed-income markets for the first half of 2000, including investment-grade and high-yield corporate bonds. This trend hurt the Fund's performance because U.S. corporate bonds accounted for the bulk of the Fund's total investments throughout the first half of the year.

Prudential Total Return Bond Fund, Inc.

       Semiannual Report      June 30, 2000

We adopted a more defensive investment strategy
Within our corporate bond holdings, we adopted a more defensive strategy that helped the Fund weather the bearish market environment. We sold some of the Fund's longer-term corporate bonds and purchased shorter-term corporate bonds in order to maintain yield while reducing price risk and volatility. We also sold some of the Fund's high-yield bonds and reallocated the cash to Treasuries and German government bonds whose currency was hedged into U.S. dollars.

The Fund benefited from taking profits on emerging market bonds, which fell to 8% of its total investments as of June 30, 2000, from roughly 13% earlier in the year.
Emerging market bonds posted the strongest return of all fixed-income markets for the first half of 2000, based on Lehman Brothers indexes. The rising prices of oil, gas, and other natural resources strengthened the economies of some developing nations that export these commodities.
Moody's Investors Service recognized Mexico's improving economy when it upgraded that nation's foreign debt rating to investment grade for the first time in March
2000. In addition, investors drove prices of Mexican bonds higher as they anticipated the favorable outcome of Mexico's presidential election. We own Mexican bonds that gained in value amid these positive developments.

The benefit derived from emerging market bonds was offset by losses the Fund suffered on some of its bonds, including those of Conseco. News of credit problems at Conseco's finance subsidiary hurt that company's fixed-income securities.

Looking Ahead
We believe U.S. corporate bonds, both investment grade and high yield, are attractively priced. High-yield bonds provide adequate compensation for the risk entailed in owning these below-investment-grade debt securities.
Therefore, we may selectively increase the Fund's holdings of high-yield bonds in the BB* ratings category.
(*Bonds in the BB ratings category by Standard & Poor's or the equivalent Ba ratings category by Moody's
Investors Service.)

                www.prudential.com (800) 225-1852

Although corporate cashflows and credit quality generally remain strong, thorough credit analysis is more important than ever as many U.S. corporations are rapidly taking on new debt. For example, some investment-grade companies have issued bonds whose proceeds were used to buy back their stock or finance an acquisition of another company.
Prudential's Corporate Sector team continues to scrutinize trends in credit quality to identify potential problems that may arise, particularly if the U.S.
economic expansion begins to lose steam.

As for fixed-income markets outside the United States, emerging market bonds have performed well over the last
18 months as economic fundamentals in many countries continue to improve. Despite this strong performance, there are still attractive investment opportunities to justify our neutral stance toward this market.

Meanwhile, the European Central Bank (ECB) is expected to continue increasing short-term interest rates in the autumn of 2000, which could cause prices of European bonds to decline (and their yields to rise). We believe, however, that the ECB may not have to hike rates as much as anticipated to prevent the region's economy from overheating. If we are right, prices of European bonds could head higher later in the year, which is why we have already established a small position in German bonds.
Prudential Total Return Bond Fund Management Team

Prudential Total Return Bond Fund, Inc.

Prudential Total Return Bond Fund, Inc.

       Semiannual Report        June 30, 2000

Financial
    Statements

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited)

              Principal
Moody's       Amount
Rating        (000)            Description                              Value (Note 1)
--------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  86.0%
-------------------------------------------------------------------------------------
Asset Backed Securities  3.3%
                               Citibank Credit Card, Master Trust I,
                                Ser. 1999-5, Class A,
Aaa             $5,000          6.10%, 5/15/08                          $    4,681,250
                               MBNA Master Credit Card Trust,
                                Ser. 1999 B, Class A,
Aaa              4,700          5.90%, 8/15/11                               4,254,055
                                                                        --------------
                               Total asset backed securities
                                (cost $9,679,922)                            8,935,305
                                                                        --------------
-------------------------------------------------------------------------------------
Domestic Corporate Bonds  60.6%
                               Abitibi-Consolidated, Inc.,
                                Deb.,
Baa3               900          8.50%, 8/1/29                                  840,537
                               Adelphia Communications Corp.,
                                Sr. Notes,
B1               1,165         10.50%, 7/15/04                               1,165,000
                               AES Corp., Sr. Notes,
Ba1              1,360          9.50%, 6/1/09                                1,332,800
                               All State Corp., Sr. Notes,
A1                 200          7.20%, 12/1/09                                 191,184
                               Allied Waste North America, Inc., Sr. Notes,
Ba3                675         7.875%, 1/1/09                                  573,750
                               Amerada Hess Corp., Notes,
Baa1               400          7.875%, 10/1/29                                391,124
                               Archer-Daniels-Midland, Debs.,
Aa3              1,400          6.625%, 5/1/29                               1,173,130
                               Avecia Group Plc, Sr. Notes,
B2               1,250          11.00%, 7/1/09                               1,225,000
                               BJ Services Co., Sr. Notes,
Baa2             2,000          7.00%, 2/1/06                                1,918,380
                               Calair Capital Corp., Sr. Notes,
Ba2              1,380          8.125%, 4/1/08                               1,186,800

    See Notes to Financial Statements                                      7

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating        (000)            Description                              Value (Note 1)
--------------------------------------------------------------------------------------------
                               Calenergy Co., Inc., Sr. Notes,
Baa3            $2,000         6.96%, 9/15/03                           $    1,950,660
Baa3             2,000         7.23%, 9/15/05                                1,944,900
                               Calpine Corp., Sr. Notes,
Ba1              2,345          10.50%, 5/15/06                              2,450,525
                               Capital One Financial,
                                Medium Term Notes,
Baa2             3,000         7.08%, 10/30/01                               2,954,790
                               Notes,
Baa3               800         7.25%, 5/1/06                                   732,000
                               Century Communications Corp., Sr.
                                Notes,
B1               1,050          Zero Coupon, 3/15/03                           777,000
                               Charter Communications Holdings Ltd.,
                                Sr. Notes,
B2                 665          10.00%, 4/1/09                                 646,713
                               CMS Energy Corp., Sr. Notes,
Ba3              1,200          8.00%, 7/1/01                                1,177,920
                               Cogentrix Energy, Inc., Sr. Notes,
Ba1              3,200          8.75%, 10/15/08                              3,088,000
                               Columbia / HCA Healthcare Corp.,
                                Notes,
Ba2                650          6.91%, 6/15/05                                 589,875
                               Commonwealth Edison Co., Notes,
Baa3             3,500          7.625%, 1/15/07                              3,414,985
                               Connecticut Light & Power Co., Ser. C,
Baa3             4,000          7.75%, 6/1/02                                4,012,720
                               Conseco Financing Trust III, Bonds,
Caa                900          8.796%, 4/1/27                                 391,500
                               Continental Airlines, Inc.,
                                Pass-Through Trust, Series 1997 1A,
Aa3              1,299          7.461%, 4/1/15                               1,243,882
                               Cox Enterprises, Inc., Notes,
Baa1               900          6.625%, 6/14/02                                885,015
                               CSC Holdings, Inc., Sr. Notes,
Ba2                900          7.25%, 7/15/08                                 832,005

    8                                      See Notes to Financial Statements

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating        (000)            Description                              Value (Note 1)
--------------------------------------------------------------------------------------------
                               Dresdner Funding Trust I, Notes,
A1              $3,300          8.151%, 6/30/31                         $    2,880,900
                               Duke Realty L.P., Sr. Notes,
Baa1               800          7.30%, 6/30/03                                 785,200
                               Edison Mission Energy, Sr. Notes,
A3                 800          7.73%, 6/15/09                                 780,128
                               El Paso Electric Co.,
                                First Mtge. Bonds,
Ba2              1,500          9.40%, 5/1/11                                1,591,710
                               Sr. Notes,
Baa2             1,000          6.625%, 7/15/01                                991,220
                               Electric Lightwave, Inc., Notes,
A2                 800          6.05%, 5/15/04                                 745,000
                               Eott Energy Partners L.P., Sr. Notes,
Ba2              1,140          11.00%, 10/1/09                              1,157,100
                               ERP Operating L.P.,
                                Bonds,
A3               1,200         6.63%, 4/13/05                                1,128,072
                               Notes,
A3                 375         7.10%, 6/23/04                                  363,660
                               Ford Motor Co., Notes,
A1                 600          7.45%, 7/16/31                                 567,438
                               Ford Motor Credit Co.,
A1                 200          7.375%, 10/28/09                               193,454
                               Gatx Capital Corp., Notes,
Baa2             1,200          7.75%, 12/1/06                               1,122,000
                               General Motors Acceptance Corp.,
                                Notes,
A2               3,000          5.95%, 3/14/03                               2,885,250
                               Global Crossing Holdings Ltd., Sr.
                                Notes,
Ba2              2,490          9.125%, 11/15/06                             2,396,625
                               GS Escrow Corp., Sr. Notes,
Ba1                835          6.75%, 8/1/01                                  806,819
                               Hanvit Bank, Sub., Notes,
B1               3,000          12.75%, 3/1/10                               2,970,000

    See Notes to Financial Statements                                      9

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating        (000)            Description                              Value (Note 1)
--------------------------------------------------------------------------------------------
                               Harrahs Operating, Inc.,
                                Sr. Sub. Notes,
Ba2             $  160          7.875%, 12/15/05                        $      150,400
                               Heller Financial, Inc., Notes,
A3                 800          6.00%, 3/19/04                                 748,672
                               Hollywood Park, Inc., Sr. Sub. Notes,
                                Ser. B,
B2                 770          9.50%, 8/1/07                                  766,150
                               HSBC Capital Funding, L.P., Gtd.
                                Notes,
A1               5,000          10.176%, 12/31/49                            5,375,000
                               Huntsman Polymers Corp., Sr. Notes,
B1                 955          11.75%, 12/1/04                                969,325
                               HVB Funding Trust,
                                Silent Partnership Certificate,
Aa3                300          8.741%, 6/30/31                                276,870
                               HVB Funding Trust III,
                                Dated Silent Participation
                                Certificate,
Aa3                200          9.00%, 10/22/31                                189,820
                               International Lease Finance Corp.,
                                Medium Term Notes, Ser. MTNJ,
A1               4,000          5.90%, 3/12/03                               3,840,000
                               International Paper Co., Notes,
Baa1             5,000          8.00%, 7/8/03                                5,026,150
                               ITT Corp., Notes,
Ba1              2,000         6.75%, 11/15/03                               1,876,820
                               LCI International, Inc., Sr. Notes,
Ba1              5,550          7.25%, 6/15/07                               5,254,906
                               Lear Seating Corp., Sub. Notes,
Ba3                440          8.25%, 2/1/02                                  431,380
                               Lehman Brothers, Inc., Notes,
A3                 120          6.375%, 5/7/02                                 117,178
A3               3,605         6.625%, 4/1/04                                3,440,576
A3               1,175         6.625%, 2/5/06                                1,097,908

    10                                     See Notes to Financial Statements

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating        (000)            Description                              Value (Note 1)
--------------------------------------------------------------------------------------------
                               Limestone Electron Trust, Sr. Sec'd.
                                Notes,
Baa3            $3,000          8.625%, 3/15/03                         $    3,029,040
                               Lin Holdings Corp., Sr. Disc. Notes,
B3               1,250          Zero Coupon, 3/1/08                            821,875
                               Mallinckrodt, Inc., Bonds,
Baa2             2,000          6.30%, 3/15/11                               1,970,000
                               Metromedia Fiber Network, Inc., Sr.
                                Notes,
B2               1,085          10.00%, 12/15/09                             1,074,150
                               Meyer Fred, Inc., Notes,
Baa3               500          7.15%, 3/1/03                                  489,505
                               Monsanto Co., Debs.,
A2                 230         6.50%, 12/1/18                                  202,750
A1                 550         6.75%, 12/15/27                                 493,388
                               Nationwide Life Insurance Co., Debs.,
A1               1,000          9.875%, 2/15/25                                998,000
                               Navistar Financial Corp.,
                                Sr. Sub. Notes, Ser. B,
Ba2              1,410          9.00%, 6/1/02                                1,402,950
                               Navistar International Corp., Sr.
                                Notes,
Baa3             1,000          7.00%, 2/1/03                                  955,000
                               News America, Inc., Gtd. Notes,
Baa3             6,000          6.703%, 5/21/34                              5,709,480
                               Nextlink Communication, Inc., Sr.
                                Notes,
B2               1,110          10.50%, 12/1/09                              1,087,800
                               Niagara Mohawk Power Corp.,
                                First Mtge. Bonds,
Baa2             2,000         6.875%, 4/1/03                                1,954,540
Baa2             2,000         7.375%, 8/1/03                                1,972,060
Baa2             2,000         8.00%, 6/1/04                                 2,010,140
                               Northrop Grumman Corp., Debs.,
Baa3               900          7.875%, 3/1/26                                 853,101
                               Orion Power Holdings, Inc., Sr. Notes,
Ba3              1,245          12.00%, 5/1/10                               1,282,350
                               Osprey Trust, Sr. Notes,
Baa3             3,000          8.31%, 1/15/03                               3,010,200

    See Notes to Financial Statements                                     11

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating        (000)            Description                              Value (Note 1)
--------------------------------------------------------------------------------------------
                               Owens Illinois., Inc., Sr. Notes,
Ba1             $1,820          7.85%, 5/15/04                          $    1,742,341
                               Pactiv Corp., Debs.,
Baa3             1,159         8.125%, 6/15/17                               1,045,209
Baa3               500         7.95%, 12/15/25                                 448,515
                               Paramount Communications, Inc.,
                                Sr. Notes,
Baa3               500          7.50%, 1/15/02                                 498,365
                               Park Place Entertainment Corp.,
                                Sr. Sub. Notes,
Ba2              1,310          7.875%, 12/15/05                             1,231,400
                               Parker & Parsley Petroleum Co., Sr.
                                Notes,
Ba1                540          8.875%, 4/15/05                                526,775
                               Phillips Petroleum Co., Notes,
Baa2               850          8.50%, 5/25/05                                 878,118
                               Plains Resources, Inc., Sr. Sub.
                                Notes,
B2                 725          10.25%, 3/15/06                                719,563
                               PSEG Energy Holdings, Inc., Notes,
Ba1              1,340          10.00%, 10/1/09                              1,356,750
                               Qwest Communications Int'l., Inc.,
                                Sr. Notes,
Ba1              1,870          7.50%, 11/1/08                               1,804,550
                               Raytheon Co., Notes,
Baa1             1,300          6.50%, 7/15/05                               1,234,051
                               RBF Finance Co., Sr. Sec'd. Notes,
Ba3              1,000          11.375%, 3/15/09                             1,080,000
                               Rockwell International Corp., Debs.,
A1               1,500          5.20%, 1/15/98                                 939,690
                               Scotia Pacific Co. LLC, Ser. B, Class
                                A3,
Baa2             3,700          7.71%, 1/20/14                               2,534,500
                               Seagull Energy Corp., Sr. Notes,
Ba3              1,010          7.875%, 8/1/03                                 979,700

    12                                     See Notes to Financial Statements

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating        (000)            Description                              Value (Note 1)
--------------------------------------------------------------------------------------------
                               Sonat, Inc., Notes,
Baa2            $1,200          7.625%, 7/15/11                         $    1,172,100
                               Sovereign Bancorp, Inc., Sr. Notes,
Ba3                765         10.25%, 5/15/04                                 754,359
Ba3                565         10.50%, 11/15/06                                565,000
                               Sprint Capital Corp., Notes,
Baa1             2,000          6.875%, 11/15/28                             1,738,540
                               Stone Container Corp.,
                                Sr. Sub. Debs.,
B3                 925          12.25%, 4/1/02                                 931,938
                               Swift Energy Co., Sr. Sub. Notes,
B2                 705          10.25%, 8/1/09                                 712,050
                               Tele-Communications, Inc., Debs.,
A2               1,000          6.34%, 2/1/02                                  983,900
A2               1,500         10.125%, 4/15/22                              1,811,535
                               Telecom de Puerto Rico, Inc., Sr.
                                Notes,
Baa2             1,800         6.65%, 5/15/06                                1,671,750
Baa2             1,500         6.80%, 5/15/09                                1,370,625
                               Tenet Healthcare Corp., Sr. Notes,
Ba1              1,075          7.875%, 1/15/03                              1,045,438
                               Time Warner, Inc., Debs.,
Baa3             1,000          8.11%, 8/15/06                               1,018,160
                               Union Pacific Resources Group, Inc.,
                                Debs.,
Baa3             1,000          7.95%, 4/15/29                                 991,760
                               United Airlines, Inc., Debs.,
Baa3             3,000         10.67%, 5/1/04                                3,051,570
Baa3             2,000         11.21%, 5/1/14                                2,061,760
                               USX Marathon Group, Debs.,
Baa1             1,500          9.375%, 5/15/22                              1,675,965
                               VoiceStream Wireless Corp., Sr. Notes,
B2               1,090          10.375%, 11/15/09                            1,139,050
                               Waste Management, Inc., Notes,
Ba1              2,000          6.125%, 7/15/01                              1,931,440
                               Williams Communications Corp., Sr.
                                Notes,
B2               1,175          10.70%, 10/1/07                              1,169,125

    See Notes to Financial Statements                                     13

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating        (000)            Description                              Value (Note 1)
--------------------------------------------------------------------------------------------
                               World Color Press, Inc., Sr. Sub.
                                Notes,
Baa3            $2,000          7.75%, 2/15/09                          $    1,825,000
                                                                        --------------
                               Total domestic corporate bonds
                                (cost $165,289,438)                        161,972,847
                                                                        --------------
-------------------------------------------------------------------------------------
Foreign Corporate Bonds  7.9%
                               Bank Tokyo Mitsubishi Ltd.,
                                Sr. Sub. Notes,
A3               3,000          8.40%, 4/15/10                               3,030,900
                               British Sky Broadcasting Group
                                (United Kingdom), Bonds,
Baa2               500          6.875%, 2/23/09                                439,255
                               Chohung Bank, Sub. Notes,
B3               1,500          11.875%, 4/1/10                              1,443,750
B3               1,500         11.50%, 4/1/10                                1,443,750
                               Comunidad Autonoma De Andaluc
                                (Spain), Notes,
Aa3                120          7.25%, 10/1/29                                 115,344
                               Deutsche Telekom International Finance
                                (Netherlands), Gtd. Notes,
Aa2              3,750          8.25%, 6/15/30                               3,787,875
                               Gulf Canada Resources Ltd.
                                (Canada), Sr. Sub. Debs.,
Ba2              1,000          9.25%, 1/15/04                               1,004,190
                               Kansallis-Osake-Pankki, N.Y.
                                (Finland), Sub. Notes,
A2               1,000          10.00%, 5/1/02                               1,041,130
                               National Australia Bank Ltd.
                                (Australia),
                                Sub. Notes,
A1               1,200          6.40%, 12/10/07                              1,183,500
                               Nuevo Grupo Iusacell S.A. de C.V.
                                (Mexico), Sr. Notes,
B1               1,000          14.25%, 12/1/06                              1,040,000

    14                                     See Notes to Financial Statements

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating        (000)            Description                              Value (Note 1)
--------------------------------------------------------------------------------------------
                               Rogers Cablesystems, Inc.
                                (Canada), Sr. Sec'd. Notes,
Ba3             $2,000          10.00%, 3/15/05                         $    2,045,000
                               Sakura Cap. Funding (Cayman),
                                Gtd. Note, F.R.N.,
Ba1              1,750          7.04%, 9/29/49                               1,697,500
                               Sanwa Finance Aruba AEC
                                (Aruba), Gtd. Notes,
Baa1             1,060          8.35%, 7/15/09                               1,055,294
                               Tyco Int'l. Group S.A. (Luxumbourg),
Baa1               600          6.875%, 1/15/29                                506,862
                               United News & Media Plc
                                (United Kingdom), Notes,
Baa2               560          7.25%, 7/1/04                                  540,736
                               United Pan-Europe Commerce
                                (Netherlands),
B2                 790          11.25%, 2/1/10                                 711,000
                                                                        --------------
                               Total foreign corporate bonds
                                (cost $24,604,267)                          21,086,086
                                                                        --------------
-------------------------------------------------------------------------------------
Foreign Government Securities  9.7%
                               Quebec Hydro (Canada), Notes,
A2                 125          7.50%, 4/1/16                                  124,420
A2               1,175         9.40%, 2/1/21                                 1,386,394
                               Quebec Province (Canada), Debs.,
A2                 780          5.75%, 2/15/09                                 698,451
A2                 800         7.125%, 2/9/24                                  755,664
                               Republic of Germany, Bonds,
Aaa              7,000          6.50%, 10/14/05                              7,112,945
Aaa              5,000         5.25%, 7/4/10                                 4,809,545
                               Republic of Panama, Notes,
Ba1              4,000          7.875%, 2/13/02                              3,930,000
                               Republic of Philippines, Bonds,
Ba1                700          8.875%, 4/15/08                                630,000
                               Saskatchewan Province (Canada), Debs.,
NR                 400          9.125%, 2/15/21                                462,412

    See Notes to Financial Statements                                     15

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating        (000)            Description                              Value (Note 1)
--------------------------------------------------------------------------------------------
                               United Mexican States,
                                Notes, F.R.N.,
                               9.875%, 2/1/10,
                                Ser. A, F.R.N.,                         $    2,587,500
Baa3            $2,500
Baa3               600         6.933%, 12/31/19                                588,000
                               Ser. B, F.R.N.,
Baa3             1,200          6.942%, 12/31/19                             1,176,000
                               Ser. C, F.R.N.,
Baa3             1,700          6.836%, 12/31/19                             1,666,000
                                                                        --------------
                               Total foreign government securities
                                (cost $25,388,959)                          25,927,331
                                                                        --------------
-------------------------------------------------------------------------------------
U.S. Government Securities  4.5%
                               United States Treasury Bonds,
                   800(b)      8.125%, 8/15/21                                 977,376
                 5,655         6.125%, 8/15/29                               5,711,550
                               United States Treasury Notes,
                   785          6.75%, 5/15/05                                 803,275
                 4,288         6.50%, 2/15/10                                4,434,735
                                                                        --------------
                               Total U.S. government securities
                                (cost $11,748,563)                          11,926,936
                                                                        --------------
RIGHTS(a)
-----------------------------------------------------------------------------------
               Rights
                               United Mexican States,
                                expiring 12/31/19
                 5,384          (cost $0)                                            0
                                                                        --------------
                               Total long-term investments
                                (cost $236,711,149)                        229,848,505
                                                                        --------------

    16                                     See Notes to Financial Statements

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating        (000)            Description                              Value (Note 1)
--------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  12.6%
Domestic Corporate Bonds  11.1%
                               Camden Property Trust, Notes,
Baa2            $3,000          7.23%, 10/30/00                         $    2,994,600
                               Comdisco, Inc.,
                                Medium Term Notes,
Baa1             2,000          6.32%, 11/27/00                              1,990,880
                               ERP Operating L.P., Notes,
A3               5,000          6.15%, 9/15/00                               4,987,500
                               First Industial L.P., Notes,
Baa2             5,000          6.50%, 3/15/01                               4,923,100
                               Fort James Corp., Notes,
Baa2             2,000          6.234%, 3/15/01                              1,981,860
                               Gables Reality L. P., Sr. Notes,
Baa2             3,500          6.55%, 10/1/00                               3,489,430
                               ITT Corp., Notes,
Ba1              1,200          6.25%, 11/15/00                              1,188,972
                               JPS Automotive LLC., Sr. Notes,
B1                 560          11.125%, 6/15/01                               564,200
                               K N Energy, Inc., Notes,
Baa2             4,000          6.30%, 3/1/01                                3,969,040
                               Kroger Co., Sr. Notes,
Baa3             1,700          6.34%, 6/1/01                                1,670,250
                               Salomon, Inc., Sr. Notes,
Aa3              1,500          6.59%, 2/21/01                               1,493,294
                               Seagram (Joseph) & Sons, Inc.,
Baa3               300          5.79%, 4/15/01                                 295,920
                                                                        --------------
                               Total domestic corporate bonds
                                (cost $29,721,968)                          29,549,046
                                                                        --------------

    See Notes to Financial Statements                                     17

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

              Principal
Moody's       Amount
Rating        (000)            Description                              Value (Note 1)
--------------------------------------------------------------------------------------------
Repurchase Agreement  1.5%
                               Joint Repurchase Agreement Account,
                                5.96%, 7/3/00
                $3,972          (cost $3,972,000; Note 6)               $    3,972,000
                                                                        --------------
                               Total short-term investments
                                (cost $33,693,968)                          33,521,046
                                                                        --------------
                               Total Investments  98.6%
                                (cost $270,405,117)                        263,369,551
                               Other assets in excess of
                                liabilities  1.4%                            3,691,676
                                                                        --------------
                               Net Assets  100%                         $  267,061,227
                                                                        --------------
                                                                        --------------

--------------------------------------------------------------------------------
F.R.N.--Floating Rate Note.
LLC--Limited Liability Company.
L.P.--Limited Partnership.
NR--Not Rated by Moody's or Standard & Poor's.
Plc--Public Limited Company (British Corporation).
S.A.--Sociedad Anonima (Spanish Corporation or Societe Anonyme or French Corporation).
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.
(a) Non-income producing security.
(b) Pledged as initial margin on financial futures contracts.
    18                                     See Notes to Financial Statements

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2000 (Unaudited) Cont'd.

The industry classification of portfolio holdings and other assets shown as a percentage of net assets as of June 30, 2000 was as follows:

Financial Services.....................................................   15.8%
Utilities..............................................................    9.8
Foreign Government Securities..........................................    9.7
Real Estate Investment Trust...........................................    7.7
Telecommunications.....................................................    7.3
Foreign Corporate Bonds................................................    6.8
Energy.................................................................    5.6
U.S. Government Securities.............................................    4.5
Banking................................................................    3.9
Containers.............................................................    3.9
Aerospace & Airlines...................................................    3.5
Media..................................................................    3.3
Cable..................................................................    2.7
Oil & Gas..............................................................    2.0
Medical................................................................    1.6
Hotels.................................................................    1.2
Forest Products........................................................    1.0
Automotive.............................................................    0.9
Waste Management.......................................................    0.9
Chemicals..............................................................    0.8
Entertainment..........................................................    0.8
Retail.................................................................    0.8
Building Materials.....................................................    0.7
Metal..................................................................    0.6
Food & Beverage........................................................    0.5
Equipment..............................................................    0.4
Insurance..............................................................    0.4
Other assets in excess of liabilities
  (including Joint Repurchase Agreement)...............................    2.9
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----
[/TABLE]

    See Notes to Financial Statements                                     19

       Prudential Total Return Bond Fund, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                    June 30, 2000
---------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $270,405,117)                           $ 263,369,551
Cash                                                                       11,570
Interest receivable                                                     5,231,033
Receivable for investments sold                                         3,078,714
Receivable for Fund shares sold                                           678,317
Unrealized appreciation on forward currency contracts                      15,542
Other assets                                                                3,032
                                                                    -------------
      Total assets                                                    272,387,759
                                                                    -------------
LIABILITIES
Payable for investments purchased                                       3,747,413
Payable for Fund shares reacquired                                        749,066
Dividends payable                                                         402,406
Accrued expenses                                                          127,575
Distribution fee payable                                                  112,114
Management fee payable                                                    109,015
Unrealized depreciation on forward currency contracts                      63,161
Due to broker-variation margin                                             15,782
                                                                    -------------
      Total liabilities                                                 5,326,532
                                                                    -------------
NET ASSETS                                                          $ 267,061,227
                                                                    -------------
                                                                    -------------
Net assets were comprised of:
   Common stock, at par                                             $      21,882
   Paid-in capital in excess of par                                   295,316,595
                                                                    -------------
                                                                      295,338,477
   Undistributed net investment income                                    266,785
   Accumulated net realized loss on investments                       (21,466,698)
   Net unrealized depreciation on investments, financial
      futures and
      foreign currencies                                               (7,077,337)
                                                                    -------------
Net assets, June 30, 2000                                           $ 267,061,227
                                                                    -------------
                                                                    -------------

    20                                     See Notes to Financial Statements

       Prudential Total Return Bond Fund, Inc.
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                    June 30, 2000
---------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($55,975,003 /
      4,585,600 shares of common stock issued and outstanding)             $12.21
   Maximum sales charge (4.0% of offering price)                              .51
                                                                    -------------
   Maximum offering price to public                                        $12.72
                                                                    -------------
                                                                    -------------
Class B:
   Net asset value, offering price and redemption price per share
      ($155,339,072 / 12,725,674 shares of common stock issued
      and outstanding)                                                     $12.21
                                                                    -------------
                                                                    -------------
Class C:
   Net asset value and redemption price per share ($8,670,348 /
      710,298 shares of common stock issued and outstanding)               $12.21
   Sales charge (1% of offering price)                                        .12
                                                                    -------------
   Offering price to public                                                $12.33
                                                                    -------------
                                                                    -------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($47,076,804 / 3,860,197 shares of common stock issued and
      outstanding)                                                         $12.20
                                                                    -------------
                                                                    -------------

    See Notes to Financial Statements                                     21

       Prudential Total Return Bond Fund, Inc.
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                        Ended
                                                                    June 30, 2000
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Interest                                                         $  11,185,826
                                                                    -------------
Expenses
   Management fee                                                         689,228
   Distribution fee--Class A                                               73,942
   Distribution fee--Class B                                              600,978
   Distribution fee--Class C                                               32,372
   Transfer agent's fees and expenses                                     380,000
   Custodian's fees and expenses                                           88,000
   Reports to shareholders                                                 67,000
   Legal fees and expenses                                                 31,000
   Registration fees                                                       28,000
   Audit fee and expenses                                                  14,000
   Directors' fees and expenses                                            10,000
   Miscellaneous                                                            1,306
   Amortization of deferred organization expenses                             998
                                                                    -------------
      Total expenses                                                    2,016,824
                                                                    -------------
Net investment income                                                   9,169,002
                                                                    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCIES
Net realized gain (loss) on:
   Investment transactions                                             (6,157,614)
   Financial futures transactions                                         170,423
   Foreign currency transactions                                         (267,380)
                                                                    -------------
                                                                       (6,254,571)
                                                                    -------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                          2,562,198
   Financial futures                                                      471,867
   Foreign currencies                                                     (78,305)
                                                                    -------------
                                                                        2,955,760
                                                                    -------------
Net loss on investments                                                (3,298,811)
                                                                    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $   5,870,191
                                                                    -------------
                                                                    -------------

    22                                     See Notes to Financial Statements

       Prudential Total Return Bond Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                 Six Months
                                                    Ended           Year Ended
                                                June 30, 2000    December 31, 1999
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                        $   9,169,002      $  18,810,365
   Net realized loss on investment and
      foreign currency transactions                (6,254,571)        (9,866,884)
   Net change in unrealized appreciation
      (depreciation) of investments and
      foreign currencies                            2,955,760        (10,674,058)
                                                -------------    -----------------
   Net increase (decrease) in net assets
      resulting from operations                     5,870,191         (1,730,577)
                                                -------------    -----------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                      (2,058,798)        (3,952,554)
      Class B                                      (5,130,528)       (10,835,380)
      Class C                                        (276,430)          (573,175)
      Class Z                                      (1,703,246)        (3,449,256)
                                                -------------    -----------------
                                                   (9,169,002)       (18,810,365)
                                                -------------    -----------------
   Distributions in excess of net investment
      income
      Class A                                              --           (153,112)
      Class B                                              --           (414,306)
      Class C                                              --            (23,401)
      Class Z                                              --           (121,185)
                                                -------------    -----------------
                                                           --           (712,004)
                                                -------------    -----------------
Fund share transactions (net of share
   conversions) (Note 7)
   Net proceeds from shares sold                   32,740,386         91,189,671
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                   7,288,552         15,963,051
   Cost of shares reacquired                      (62,508,033)      (101,066,803)
                                                -------------    -----------------
   Net increase (decrease) in net assets from
      Fund share transactions                     (22,479,095)         6,085,919
                                                -------------    -----------------
Total increase (decrease)                         (25,777,906)       (15,167,027)
NET ASSETS
Beginning of period                               292,839,133        308,006,160
                                                -------------    -----------------
End of period(a)                                $ 267,061,227      $ 292,839,133
                                                -------------    -----------------
                                                -------------    -----------------
------------------------------
(a) Includes undistributed net investment
    income of................................   $     266,785      $     534,165
                                                -------------    -----------------

    See Notes to Financial Statements                                     23

       Prudential Total Return Bond Fund, Inc.
             Notes to Financial Statements (Unaudited)

      Prudential Total Return Bond Fund, Inc. (the 'Fund'), formerly known as Prudential Diversified Bond Fund, Inc., which was incorporated in Maryland on September 1, 1994, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund had no significant operations other than the issuance of 2,667 shares each of Class A and Class B common stock and 2,666 shares of Class C common stock for $100,000 on October 5, 1994 to Prudential Investments Fund Management LLC ('PIFM'). Investment operations commenced on January 10, 1995.

      The Fund's investment objective is total return. The Fund will seek to achieve its objective through a mix of current income and capital appreciation as determined by the Fund's investment adviser. This means we allocate assets primarily among debt securities, including U.S. Government securities, mortgage-related securities, corporate securities and foreign securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Security Valuation:    Securities listed on a securities exchange are
valued at the last sales price on the day of valuation, or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such day as provided by a pricing service. Corporate bonds and U.S. Government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued by an independent pricing service. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the average of the most recently quoted bid and asked prices provided by a principal market maker or dealer. Options on securities and indices traded on an exchange are valued at the average of the most recently quoted bid and asked prices provided by the respective exchange and futures contracts and options thereon are valued at the last sales price as of the close of business of the exchange. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.
    24

       Prudential Total Return Bond Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Repurchase Agreement:    In connection with repurchase agreement
transactions, the Fund's custodian, or designated subcustodians as the case may be under tri-party repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the closing daily rate of exchange;

      (ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

      Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses from sales and maturities of short-term securities, disposition of foreign currency, gains or losses realized between the trade and settlement dates of security transactions, and the difference between amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets, except portfolio securities, and liabilities at period end exchange rates are reflected as a component of unrealized appreciation or depreciation on foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required
                                                                          25

       Prudential Total Return Bond Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

      The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund declares daily and pays monthly
dividends from net investment income. The Fund will distribute at least annually any net capital gains in excess of loss carryforwards. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Federal Income Taxes:    It is the Fund's policy to meet the requirements
of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

      Deferred Organization Expenses:    Approximately $210,000 of expenses were
incurred in connection with the organization of the Fund. These costs have been
    26

       Prudential Total Return Bond Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

deferred and are being amortized ratably over a period of sixty months from the date the Fund commenced investment operations.

      Reclassification of Capital Accounts:    The Fund accounts and reports for
distributions to shareholders in accordance with 'Statement of Position 93-2:
Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies.' The effect of applying this statement was to decrease undistributed net investment income and decrease accumulated net realized loss by $267,380, due to net foreign currency losses. Net investment income, net realized losses and net assets were not affected by this change.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a Subadvisory Agreement with The Prudential Investment Corporation ('PIC'), a wholly owned subsidiary of Prudential. The Subadvisory Agreement provides that the subadviser will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadviser is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises the Subadviser's performance of such services. The Subadviser is reimbursed by PIFM for the reasonable costs and expenses incurred by the Subadviser in furnishing those services. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Fund.

      Effective January 1, 2000, the subadvisory fee paid to PIC by PIFM is computed daily and payable monthly at an annual rate of .250 of 1% of the average daily net assets of the Fund.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or
                                                                          27

       Prudential Total Return Bond Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

service fees are paid to PIMS as distributor for Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1% of the average daily net assets of Class A shares and .75% of the average daily net assets of both the Class B and Class C shares for the six months ended June 30, 2000.

      PIMS has advised the Fund that it has received approximately $44,800 and $9,000 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the period ended June 30, 2000. From these fees, PIMS paid such sales charges to Pruco Securities Corporation and affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended June 30, 2000, it received approximately $257,400 and $6,200 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

      PIFM, PIMS and PIC are wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemption. The Funds pay a commitment fee of .080 of 1% on the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the period ended June 30, 2000.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended June 30, 2000, the Fund incurred fees of approximately $334,000 for the services of PMFS. As of June 30, 2000, approximately $52,600 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.
    28

       Prudential Total Return Bond Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six month period ended June 30, 2000 were $218,048,544 and $242,464,872, respectively.

      The federal income tax cost basis of the Fund's investments at December 31, 1999 was $270,475,674 and, accordingly, net unrealized depreciation for federal income tax purposes was $7,106,123 (gross unrealized appreciation--$2,169,630; gross unrealized depreciation--$9,275,753).

      For federal income tax purposes, the Fund has a capital loss carryforward as of December 31, 1999 of approximately $13,738,000 of which $5,204,000 expires in 2006 and $8,534,000 expires in 2007. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The Fund will elect, for United States federal income tax purposes, to treat net short-term capital losses of $1,706,696 incurred in the two months ended December 31, 1999 as being incurred in the current fiscal year.

      During the six months ended June 30, 2000, the Fund entered into financial futures contracts. Details of open contracts at June 30, 2000 are as follows:

                                                   Value at       Value at
Number of                         Expiration       June 30,        Trade          Unrealized
Contracts           Type             Date            2000           Date         Depreciation
---------     ----------------    -----------     ----------     ----------     --------------
              Long Positions:
   101          20 yr. Bond       Sept. 2000      $9,834,875     $9,831,719       $   (3,156)
                                                                                --------------
                                                                                --------------

      At June 30, 2000, the Fund had outstanding forward currency contracts to sell foreign currency as follows:

                                           Value at                           Unrealized
Foreign Currency                       Settlement Date        Current       Appreciation/
Sale Contracts                             Payable             Value         Depreciation
-----------------------------------    ----------------     -----------     --------------
Euros,
   expiring 7/20/00                      $  7,408,832       $ 7,393,290        $ 15,542
   expiring 7/20/00                         4,819,926         4,883,087         (63,161)
                                       ----------------     -----------     --------------
                                         $ 12,228,758       $12,276,377        $(47,619)
                                                                            --------------
                                                                            --------------

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of
                                                                          29

       Prudential Total Return Bond Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of June 30, 2000, the Fund had a 0.8% undivided interest in the joint account. The undivided interest for the Fund represents $3,972,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows:

      ABN AMRO, Inc., 6.60%, in the principal amount of $100,000,000, repurchase price $100,055,000, due 7/3/00. The value of the collateral including accrued interest was $102,000,279.

      Bear, Stearns & Co., Inc., 6.55%, in the principal amount of $125,000,000, repurchase price $125,068,229, due 7/3/00. The value of the collateral including accrued interest was $128,815,250.

      Credit Suisse First Boston Corp., 6.65%, in the principal amount of $125,000,000, repurchase price $125,069,270, due 7/3/00. The value of the collateral including accrued interest was $129,282,822.

      UBS Warburg, 6.55%, in the principal amount of $100,000,000, repurchase price $100,054,583, due 7/3/00. The value of the collateral including accrued interest was $102,000,550.

      UBS Warburg, 6.30%, in the principal amount of $58,110,000, repurchase price $58,140,507, due 7/3/00. The value of the collateral including accrued interest was $59,275,285.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There are 2 billion shares of common stock authorized, $.001 par value per share, divided into four classes, designated Class A, B, C and Class Z, each of which consists of 500 million, 500 million, 500 million and 500 million authorized shares, respectively.
    30

       Prudential Total Return Bond Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of common stock were as follows:

Class A                                                        Shares         Amount
----------------------------------------------------------   ----------    ------------
Period ended June 30, 2000:
Shares sold                                                     940,850    $ 11,573,351
Shares issued in reinvestment of dividends                      130,855       1,599,029
Shares reacquired                                            (1,760,353)    (21,553,698)
                                                             ----------    ------------
Net decrease in shares outstanding before conversion           (688,648)     (8,381,318)
Shares issued upon conversion from Class B                      199,234       2,436,330
                                                             ----------    ------------
Net decrease in shares outstanding                             (489,414)   $ (5,944,988)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended December 31, 1999:
Shares sold                                                   2,119,919    $ 27,017,033
Shares issued in reinvestment of dividends                      260,271       3,299,392
Shares reacquired                                            (2,068,769)    (26,249,289)
                                                             ----------    ------------
Net increase in shares outstanding before conversion            311,421       4,067,136
Shares issued upon conversion from Class B                      289,783       3,651,848
                                                             ----------    ------------
Net increase in shares outstanding                              601,204    $  7,718,984
                                                             ----------    ------------
                                                             ----------    ------------
Class B
----------------------------------------------------------
Period ended June 30, 2000:
Shares sold                                                   1,109,184    $ 13,588,994
Shares issued in reinvestment of dividends                      319,139       3,900,219
Shares reacquired                                            (2,328,383)    (28,539,648)
                                                             ----------    ------------
Net decrease in shares outstanding before conversion           (900,060)    (11,050,435)
Shares reacquired upon conversion into Class A                 (199,234)     (2,436,330)
                                                             ----------    ------------
Net decrease in shares outstanding                           (1,099,294)   $(13,486,765)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended December 31, 1999:
Shares sold                                                   3,456,631    $ 44,310,059
Shares issued in reinvestment of dividends                      689,639       8,755,340
Shares reacquired                                            (4,140,053)    (52,609,385)
                                                             ----------    ------------
Net increase in shares outstanding before conversion              6,217         456,014
Shares reacquired upon conversion into Class A                 (289,783)     (3,651,848)
                                                             ----------    ------------
Net decrease in shares outstanding                             (283,566)   $ (3,195,834)
                                                             ----------    ------------
                                                             ----------    ------------
Class C
----------------------------------------------------------
Period ended June 30, 2000:
Shares sold                                                     155,996    $  1,960,980
Shares issued in reinvestment of dividends                       16,646         203,433
Shares reacquired                                              (212,076)     (2,647,331)
                                                             ----------    ------------
Net decrease in shares outstanding                              (39,434)   $   (482,918)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended December 31, 1999:
Shares sold                                                     390,480    $  5,023,340
Shares issued in reinvestment of dividends                       36,684         465,063
Shares reacquired                                              (378,966)     (4,818,053)
                                                             ----------    ------------
Net increase in shares outstanding                               48,198    $    670,350
                                                             ----------    ------------
                                                             ----------    ------------

                                                                          31

       Prudential Total Return Bond Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Class Z                                                        Shares         Amount
----------------------------------------------------------   ----------    ------------
Period ended June 30, 2000:
Shares sold                                                     452,846    $  5,617,061
Shares issued in reinvestment of dividends                      129,876       1,585,871
Shares reacquired                                              (791,766)     (9,767,356)
                                                             ----------    ------------
Net decrease in shares outstanding                             (209,044)   $ (2,564,424)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended December 31, 1999:
Shares sold                                                   1,158,621    $ 14,839,239
Shares issued in reinvestment of dividends                      271,352       3,443,256
Shares reacquired                                            (1,360,238)    (17,390,076)
                                                             ----------    ------------
Net increase in shares outstanding                               69,735    $    892,419
                                                             ----------    ------------
                                                             ----------    ------------

       Prudential Total Return Bond Fund, Inc.

 Financial
       Highlights

       Prudential Total Return Bond Fund, Inc.
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  12.35
                                                                  ----------------
Income from investment operations
Net investment income                                                     0.40
Net realized and unrealized gain (loss) on investment
   transactions                                                          (0.14)
                                                                  ----------------
   Total from investment operations                                       0.26
                                                                  ----------------
Less distributions
Dividends from net investment income                                     (0.40)
Distributions in excess of net investment income                            --
Distributions from net realized gains                                       --
                                                                  ----------------
      Total distributions                                                (0.40)
                                                                  ----------------
Net asset value, end of period                                        $  12.21
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(d)                                                           2.17%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                       $ 55,975
Average net assets (000)                                              $ 59,478
Ratios to average net assets(b):
   Expenses, including distribution fees                                  1.20%(c)
   Expenses, excluding distribution fees                                   .95%(c)
   Net investment income                                                  6.96%(c)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                  81%

------------------------------
(a) Commencement of investment operations.
(b) Net of expense subsidy and/or fee waiver.
(c) Annualized.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(e) Less than $.005 per share.
    34                                     See Notes to Financial Statements

       Prudential Total Return Bond Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                    Class A                                         January 10, 1995(a)
-------------------------------------------------------------------------------
                            Year Ended December 31,                                       through
-------------------------------------------------------------------------------
      1999                 1998                 1997                 1996            December 31, 1995
--------------------------------------------------------------------------------------------------------------
    $  13.23             $  13.41             $  13.57             $  13.79               $  12.50
----------------     ----------------     ----------------     ----------------     --------------------
         .83(b)               .85(b)               .98(b)               .93(b)                 .90(b)
        (.86)                (.18)                 .07                 (.19)                  1.51
----------------     ----------------     ----------------     ----------------     --------------------
        (.03)                 .67                 1.05                  .74                   2.41
----------------     ----------------     ----------------     ----------------     --------------------
        (.82)                (.85)                (.98)                (.93)                  (.90)
        (.03)                  --(e)              (.02)                  --                     --
          --                   --                 (.21)                (.03)                  (.22)
----------------     ----------------     ----------------     ----------------     --------------------
        (.85)                (.85)               (1.21)                (.96)                 (1.12)
----------------     ----------------     ----------------     ----------------     --------------------
    $  12.35             $  13.23             $  13.41             $  13.57               $  13.79
----------------     ----------------     ----------------     ----------------     --------------------
----------------     ----------------     ----------------     ----------------     --------------------
        (.23)%               5.14%                7.96%                5.80%                 19.80%
    $ 62,660             $ 59,186             $ 41,051             $ 30,657               $ 14,276
    $ 61,661             $ 51,915             $ 34,994             $ 21,867               $  7,428
        1.00%                 .90%                 .82%                 .79%                   .87%(c)
         .75%                 .75%                 .67%                 .64%                   .72%(c)
        6.41%                6.36%                7.14%                7.08%                  6.92%(c)
         236%                 304%                 334%                 362%                   260%

    See Notes to Financial Statements                                     35

       Prudential Total Return Bond Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                  $  12.35
                                                                  ----------------
Income from investment operations
Net investment income                                                     0.37
Net realized and unrealized gain (loss) on investment
   transactions                                                          (0.14)
                                                                  ----------------
      Total from investment operations                                    0.23
                                                                  ----------------
Less distributions
Dividends from net investment income                                     (0.37)
Distributions in excess of net investment income                            --
Distributions from net realized gains                                       --
                                                                  ----------------
      Total distributions                                                (0.37)
                                                                  ----------------
Net asset value, end of period                                        $  12.21
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(d)                                                           1.92%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                       $155,339
Average net assets (000)                                              $161,141
Ratios to average net assets(b):
   Expenses, including distribution fees                                  1.70%(c)
   Expenses, excluding distribution fees                                  0.95%(c)
   Net investment income                                                  6.40%(c)

------------------------------
(a) Commencement of investment operations.
(b) Net of expense subsidy and/or fee waiver.
(c) Annualized.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(e) Less than $.005 per share.
    36                                     See Notes to Financial Statements

       Prudential Total Return Bond Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                    Class B                                         January 10, 1995(a)
-------------------------------------------------------------------------------
                            Year Ended December 31,                                       through
-------------------------------------------------------------------------------
      1999                 1998                 1997                 1996            December 31, 1995
--------------------------------------------------------------------------------------------------------------
    $  13.23             $  13.41             $  13.58             $  13.79               $  12.50
----------------     ----------------     ----------------     ----------------     --------------------
         .77(b)               .77(b)               .89(b)               .85(b)                 .82(b)
        (.86)                (.18)                 .06                 (.18)                  1.51
----------------     ----------------     ----------------     ----------------     --------------------
        (.09)                 .59                  .95                  .67                   2.33
----------------     ----------------     ----------------     ----------------     --------------------
        (.76)                (.77)                (.89)                (.85)                  (.82)
        (.03)                  --(e)              (.02)                  --                     --
          --                   --                 (.21)                (.03)                  (.22)
----------------     ----------------     ----------------     ----------------     --------------------
        (.79)                (.77)               (1.21)                (.88)                 (1.04)
----------------     ----------------     ----------------     ----------------     --------------------
    $  12.35             $  13.23             $  13.41             $  13.58               $  13.79
----------------     ----------------     ----------------     ----------------     --------------------
----------------     ----------------     ----------------     ----------------     --------------------
        (.72)%               4.51%                7.24%                5.19%                 19.11%
    $170,706             $186,659             $157,501             $136,054               $ 85,472
    $183,188             $172,326             $144,620             $114,560               $ 43,574
        1.50%                1.50%                1.42%                1.39%                  1.47%(c)
         .75%                 .75%                 .67%                 .64%                   .72%(c)
        5.91%                5.76%                6.54%                6.48%                  6.32%(c)

    See Notes to Financial Statements                                     37

       Prudential Total Return Bond Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                   $12.35
                                                                  ----------------
Income from investment operations
Net investment income                                                    0.37
Net realized and unrealized gain (loss) on investment
   transactions                                                         (0.14)
                                                                  ----------------
      Total from investment operations                                   0.23
                                                                  ----------------
Less distributions
Dividends from net investment income                                    (0.37)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                      --
                                                                  ----------------
      Total distributions                                               (0.37)
                                                                  ----------------
Net asset value, end of period                                         $12.21
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(d)                                                          1.92%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                        $8,670
Average net assets (000)                                               $8,680
Ratios to average net assets(b):
   Expenses, including distribution fees                                 1.70%(c)
   Expenses, excluding distribution fees                                 0.95%(c)
   Net investment income                                                 6.40%(c)

------------------------------
(a) Commencement of investment operations.
(b) Net of expense subsidy and fee waiver.
(c) Annualized.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(e) Less than $.005 per share.
    38                                     See Notes to Financial Statements

       Prudential Total Return Bond Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                    Class C                                         January 10, 1995(a)
-------------------------------------------------------------------------------
                            Year Ended December 31,                                       through
-------------------------------------------------------------------------------
      1999                 1998                 1997                 1996            December 31, 1995
--------------------------------------------------------------------------------------------------------------
     $13.23               $13.41               $13.58               $13.79                $  12.50
----------------     ----------------     ----------------     ----------------     --------------------
        .77(b)               .77(b)               .89(b)               .85(b)                  .82(b)
       (.86)                (.18)                 .06                 (.18)                   1.51
----------------     ----------------     ----------------     ----------------     --------------------
       (.09)                 .59                  .95                  .67                    2.33
----------------     ----------------     ----------------     ----------------     --------------------
       (.76)                (.77)                (.89)                (.85)                   (.82)
       (.03)                  --(e)              (.02)                  --                      --
         --                   --                 (.21)                (.03)                   (.22)
----------------     ----------------     ----------------     ----------------     --------------------
       (.79)                (.77)               (1.12)                (.88)                  (1.04)
----------------     ----------------     ----------------     ----------------     --------------------
     $12.35               $13.23               $13.41               $13.58                $  13.79
----------------     ----------------     ----------------     ----------------     --------------------
----------------     ----------------     ----------------     ----------------     --------------------
       (.72)%               4.51%                7.24%                5.19%                  19.11%
     $9,257               $9,282               $6,005               $4,143                $  2,655
     $9,696               $7,390               $4,747               $3,534                $  1,307
       1.50%                1.50%                1.42%                1.39%                   1.47%(c)
        .75%                 .75%                 .67%                 .64%                    .72%(c)
       5.91%                5.76%                6.54%                6.48%                   6.32%(c)

    See Notes to Financial Statements                                     39

       Prudential Total Return Bond Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                  $  12.34
                                                                  ----------------
Income from investment operations
Net investment income                                                     0.42
Net realized and unrealized gain (loss) on investment
   transactions                                                          (0.14)
                                                                  ----------------
      Total from investment operations                                    0.28
                                                                  ----------------
Less distributions
Dividends from net investment income                                     (0.42)
Distributions in excess of net investment income                            --
Distributions from net realized gains                                       --
                                                                  ----------------
      Total distributions                                                (0.42)
                                                                  ----------------
Net asset value, end of period                                        $  12.20
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(d)                                                           2.28%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                       $ 47,077
Average net assets (000)                                              $ 47,906
Ratios to average net assets(b):
   Expenses, including distribution fees                                  0.95%(c)
   Expenses, excluding distribution fees                                  0.95%(c)
   Net investment income                                                  7.15%(c)

------------------------------
(a) Commencement of investment operations.
(b) Net of expense subsidy and fee waiver.
(c) Annualized.
(d) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(e) Less than $.005 per share.
    40                                     See Notes to Financial Statements

       Prudential Total Return Bond Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                            Class Z                                  September 16, 1996(a)
----------------------------------------------------------------
                    Year Ended December 31,                                 through
----------------------------------------------------------------
         1999                    1998                 1997             December 31, 1996
------------------------------------------------------------------------------------------------
       $  13.22                $  13.40             $  13.57                $ 13.20
----------------------     ----------------     ----------------     ---------------------
            .86(b)                  .87(b)              1.00(b)                 .28(b)
           (.86)                   (.18)                 .06                    .40
----------------------     ----------------     ----------------     ---------------------
             --                     .69                 1.06                    .68
----------------------     ----------------     ----------------     ---------------------
           (.85)                   (.87)               (1.00)                  (.28)
           (.03)                     --(e)              (.02)                    --
             --                      --                 (.21)                  (.03)
----------------------     ----------------     ----------------     ---------------------
           (.88)                   (.87)               (1.23)                  (.31)
----------------------     ----------------     ----------------     ---------------------
       $  12.34                $  13.22             $  13.40                $ 13.57
----------------------     ----------------     ----------------     ---------------------
----------------------     ----------------     ----------------     ---------------------
            .01%                   5.30%                8.05%                  5.35%
       $ 50,215                $ 52,879             $ 47,519                $   608
       $ 51,729                $ 48,988             $ 36,750                $   125
            .75%                    .75%                 .67%                   .64%(c)
            .75%                    .75%                 .67%                   .64%(c)
           6.67%                   6.51%                7.29%                  7.23%(c)

    See Notes to Financial Statements                                     41

PrudentialTotal Return Bond Fund, Inc.

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at
(800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Strategic Partners Focused Growth Fund
Target Funds
  Large Capitalization Growth Fund
  Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
Small Capitalization Growth Fund
Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund
Target Funds
  International Equity Fund

BALANCED/ALLOCATION FUNDS
Prudential Diversified Funds
  Conservative Growth Fund
  Moderate Growth Fund
  High Growth Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
  Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
  Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
Prudential Municipal Series Fund
  Florida Series
  Massachusetts Series
  New Jersey Series
  New York Series
  North Carolina Series
  Ohio Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Prudential Special Money Market Fund, Inc.
  Money Market Series

Tax-Free Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  Connecticut Money Market Series
  Massachusetts Money Market Series
  New Jersey Money Market Series
  New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
COMMAND Government Fund
COMMAND Money Fund
COMMAND Tax-Free Fund

Prudential Total Return Bond Fund, Inc.

     Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities
Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; but Is This Risk Worth
It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge-sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals-not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance-not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

                      www.prudential.com (800) 225-1852

For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
405 Lexington Avenue
New York, NY 10174

Fund Symbols         NASDAQ      CUSIP
          Class A    PDBAX     74438M108
          Class B    PRDBX     74438M207
          Class C    PDBCX     74438M306
          Class Z    PDBZX     74438M405

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2000, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

MF166E2   74438M108   74438M207   74438M306   74438M405

(LOGO) Printed on Recycled Paper